General Information - POSCO's Shareholders (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of details of shareholders [line items]
Number of shares	87,186,835	87,186,835	87,186,835
Ownership (%)	100.00%
National Pension Service [member]
Disclosure of details of shareholders [line items]
Number of shares	10,291,670
Ownership (%)	11.80%
BlackRock Fund Advisors [member]
Disclosure of details of shareholders [line items]
Number of shares	5,429,071
Ownership (%)	6.23%
Nippon Steel Corporation [Member]
Disclosure of details of shareholders [line items]
Number of shares	2,894,712
Ownership (%)	3.32%
Samsung Group and subsidiaries [member]
Disclosure of details of shareholders [line items]
Number of shares	2,401,789
Ownership (%)	2.75%
GIC private limited [member]
Disclosure of details of shareholders [line items]
Number of shares	1,777,316
Ownership (%)	2.04%
Others [member]
Disclosure of details of shareholders [line items]
Number of shares	64,392,277
Ownership (%)	73.86%